FEDERATED HERMES INSTITUTIONAL TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

July 28, 2023

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES INSTITUTIONAL TRUST (the “Registrant”)
Federated Hermes Government Ultrashort Fund (the “Fund”) Class A Shares Institutional Shares Service Shares Class R6 Shares

1933 Act File No. 033-54445
1940 Act File No. 811-07193

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated July 31, 2023, that otherwise would have been filed under Rule 497(c) under the 1933 Act, do not differ from the forms of Prospectus and Statement of Additional Information contained in the Registration Statement for the Fund which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 115 on July 24, 2023.

If you have any questions on the enclosed material, please contact Sheryl McCall at Sheryl.McCall@FederatedHermes.com or (724) 720-8831.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary